Current Assets - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	June 30, 2022	June 30, 2021

	US$	US$
Cash at bank and in hand	11,853,883	15,538,510
Short-term deposits	32,777,410	102,654,667
Total cash and cash equivalents	44,631,293	118,193,177